Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Schedule of cash and cash equivalents

	2025	2024
	$'m	$'m

Cash and cash equivalents as presented in the consolidated statement of financial position(a)	825.7	578.0
Cash and cash equivalents classified as held for sale (note 32)	27.6	—
Cash and cash equivalents as presented in the consolidated statement of cash flows	853.3	578.0
(a)	Includes $653.0 million (2024: $175.0 million) of fixed term bank deposits with maturities of less than three months.

Schedule of credit ratings of banking partners

	2025	2024
	$’m	$'m
Cash and cash equivalents
AAA (F1+)	51.8	16.7
A (F1)	476.0	282.3
BBB+	—	0.2
BBB-	104.9	55.9
B	215.7	200.3
C/not rated	4.9	22.6
	853.3	578.0